LEASES (Schedule of Information on Leases) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Leases
Interest expense on lease liabilities		$ 144	$ 139
Expenses relating to short-term leases		566	444
Total cash outflow for leases	[1]	$ 652	$ 630

[1]	As of the year ended December 31,2020 the cash flow for leases includes $144 which was classified under CAPEX as Leashold improvments.